Leases - Schedule of Right-of-use asset (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning of period	$ 1,933	$ 2,640
Additions	246	0
Depreciation	(705)	(707)
Balance, end of period	$ 1,474	$ 1,933